Inventories	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Inventories

9    Inventories

	2018	2017	Definitions
	US$M	US$M
Raw materials and consumables	1,266	1,241	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	2,965	2,852	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	674	675	Commodities held-for-sale and not requiring further processing by the Group.

Total (1)	4,905	4,768

Comprising:
Current	3,764	3,673
Non-current	1,141	1,095	Inventories classified as non-current are not expected to be utilised or sold within 12 months after the reporting date.

(1)

Inventory write-downs of US$18 million were recognised during the year (2017: US$112 million; 2016: US$118 million). Inventory write-downs of US$2 million made in previous periods were reversed during the year (2017: US$19 million; 2016: US$118 million).

Recognition and measurement

Regardless of the type of inventory and its stage in the production process, inventories are valued at the lower of cost and net realisable value. Cost is determined primarily on the basis of average costs. For processed inventories, cost is derived on an absorption costing basis. Cost comprises costs of purchasing raw materials and costs of production, including attributable mining and manufacturing overheads taking into consideration normal operating capacity.

Minerals inventory quantities are assessed primarily through surveys and assays, while petroleum inventory quantities are derived through flow rate or tank volume measurement and the composition is derived via sample analysis.

Key judgements and estimates

Accounting for inventory involves the use of judgements and estimates, particularly related to the measurement and valuation of inventory on hand within the production process. Certain estimates, including expected metal recoveries and work in progress volumes, are calculated by engineers using available industry, engineering and scientific data. Estimates used are periodically reassessed by the Group taking into account technical analysis and historical performance. Changes in estimates are adjusted for on a prospective basis.